Accounting Principles and Methods Used at June 30, 2019 (Policies)	6 Months Ended
Jun. 30, 2019
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Disclosure of Impact of Adoption of Ifrs 16
1.	IMPACT OF IFRS 16 APPLICATION ON JUNE 30, 2019 FINANCIAL STATEMENTS

IFRS 16 became applicable on January 1, 2019, requiring the Company to update its accounting policies on lease.

IFRS 16 aligns the balance sheet accounting treatment of operating leases on that of finance leases with the recognition of a liability for future lease payments, and of an asset for the associated rights of use. The lease term is defined contract by contract and corresponds to the firm period of the commitment taking into account the optional periods that are reasonably certain to be exercised.

The first-time application of IFRS 16 also lead to a change in presentation:

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On the opening balance sheet: the recognition of an asset corresponding to the rights of use net of the existing debt as of December 31, 2018 related to the rent-free period and the recognition of a liability corresponding to lease obligations;

•

On the income statement: the lease expense previously recognized as a component of operating income is, under IFRS 16, recognized partly as depreciation expense within operating income, and partly within Financial expenses;

•

On the statement of cash flows: the lease payments previously presented within net cash provided used in operating activities is, under IFRS 16, presented within net cash used in financing activities to the extent that those payments are allocated to repayment of the lease liability.

For its transition method, the Group has elected to apply the simplified approach as of January 1, 2019. Prior-period comparative data will therefore not be restated at the transition date.

The Group has decided to apply the exemptions to lease with a term of less than 12 months and to leases of low value assets as soon as the new standard is effective.

Measurement of the right- of use asset

At the commencement date, the right- of- use asset is measured at cost and comprises:

•

The amount of the initial measurement of the lease liability, adjusted by the amount of any prepaid or accrued lease payments recognized in the statement of financial position immediately before the date of initial application;

•

Where relevant, any initial direct costs incurred by the lessee for the conclusion of the contract. These are incremental costs which would not have been incurred if the contract had not been concluded;

•	Estimated costs for restoration and dismantling of the leased asset according to the terms of the contract.

The majority of leases entered into by the Company are operating leases in which the Company is a lessee. The Group’s operating leases mainly relate to real estate assets and to a lesser extent to industrial equipment and company cars.

Following the initial recognition, the right-of-use asset must be depreciated over the useful life of the underlying assets on a straight-line basis over the term of the lease for the rent component.

In accordance with IAS 36 “Impairment of Assets”, right- of- use assets are tested for depreciation if there is an indication of impairment and at least once a year on December 31.

Measurement of the lease liability

At the commencement date, the lease liability is recognized for an amount equal to the present value of the lease payments over the lease term.

Amounts involved in the measurement of the lease liability are the contractual rents.

The lease liability is subsequently measured based on a process similar to the amortized cost method using the discount rate:

•	The liability is increased by the accrued interests resulting from the discounting of the lease liability, at the beginning of the lease period;

•	Less payments made.

The discount rate applied to each contract takes into account the remaining terms of the contracts from the date of first application, i.e. January 1, 2019, and the currency of each contract. The discount rates applied at the transition date are based on the Company’s marginal borrowing rate, to which is added a spread of its own which takes into account the nature and the total duration of the contract.

The discount rates and remaining term of the contracts determined by management are based on historical information and other factors considered reasonable in the circumstances.

The interest cost for the period as well as variable payments, not taken into account in the initial measurement of the lease liability and incurred over the relevant period are recognized as costs.

In addition, the lease liability may be remeasured in the following situations:

•	Change in the lease term;

•	Modification related to the assessment of the reasonably certain nature (or not) of the exercise of an option;

•	Adjustment to the rates and indices according to which the rents are calculated when rent adjustments occur.

The following tables present the impacts of the first application of IFRS 16 on the opening balance sheet:

	Information December 31, 2018	First-time application of IFRS 16	Information January 1, 2019 with IFRS 16
ASSETS
Intangible assets	29	—	29
Right-of-use assets related to leases	—	23,792	23,792
Property, plant, and equipment	20,219	—	20,219
Other non-current financial assets	6,033	—	6,033

Total non-current assets	26,281	23,792	50,074

Total current assets	145,468	—	145,468

TOTAL ASSETS	171,749	23,792	195,542

	Information December 31, 2018	First-time application of IFRS 16	Information January 1, 2019 with IFRS 16
LIABILITIES
Shareholders’ equity

Total shareholders’ equity	121,286	—	121,286

Non-current liabilities
Long-term financial debt	1,278	—	1,278
Long-term lease debt	—	22,682	22,682
Non-current provisions	1,536	—	1,536
Other non-current liabilities	4,105	(1,546)	2,559

Total non-current liabilities	6,919	21,136	28,055

Current liabilities
Short-term financial debt	1,201	—	1,201
Short-term lease debt	—	2,973	2,973
Current provisions	1,270	—	1,270
Supplier accounts payable	28,567	—	28,567
Other current liabilities	12,506	(317)	12,189
Total current liabilities	43,543	2,656	46,200

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	171,749	23,792	195,542

The following table present the reconciliation of lease liabilities on the date of transition with Off-Statement of Financial Position commitments at December 31, 2018:

(thousands of euros)
Commitments given under operating leases as of December 31, 2018	30,429
Effects of rental expenses not recognized into IFRS 16	(4,061)
Other effects, including currency effects and rent-free periods	4,035
Lease debt before discounting	30,402
Effect of discounting	(4,748)

Lease debt after discounting	25,655

Existing finance leases as of December 31, 2018	—

Lease debt as of January 1, 2019 after first-time application of IFRS 16	25,655

Commitments given at December 31, 2018 included €30,267 thousands under real estate’s leases and €163 thousands under industrial equipment and vehicles leases.

Going Concern
2.	GOING CONCERN

To date, the Company has not generated any product revenue and it continues to prepare for the potential launch of its Viaskin® Peanut product candidate in North America in 2020, if approved. On August 7, 2019, the Company announced the submission on August 6, 2019 of its BLA to the FDA for Viaskin® Peanut for the treatment of peanut-allergic children ages 4 to 11 years.

The Company expects operating losses to continue for the foreseeable future. Current cash and cash equivalents are not projected to be sufficient to support the Company’s operating plan for the next 12 months despite additional funds raised in April 2019. The Company believes that its existing cash and cash equivalents will be sufficient to fund its operations until the first quarter of 2020.

As such, there is substantial doubt regarding the Company’s ability to continue as a going concern. The Company expects to seek additional funds, most likely from equity and/or debt financings. However, no assurance can be given at this time as to whether the Company will be able to achieve these financing objectives on acceptable terms or at all.

If the Company does not achieve its financing objectives, the Company could scale back its operations, notably by delaying or reducing the scope of its research and development efforts.

The Company’s financial statements have been prepared on a going concern basis, assuming that it will be successful in its financing objectives. As such, no adjustment has been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Company not be able to continue as a going concern.

Refer to the liquidity risk disclosed in Note 23 to the financial statements for the year ended December 31, 2018.